Putnam VT High Yield Fund
The fund's portfolio
3/31/25 (Unaudited)

CORPORATE BONDS AND NOTES (86.1%)(a)
		Principal amount	Value
Advertising and marketing services (0.8%)
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30		$285,000	$279,697
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		315,000	271,149
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		115,000	113,106
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 4.625%, 3/15/30		525,000	480,548

			1,144,500
Automotive (0.7%)
Carvana Co. 144A company guaranty sr. sub. notes 9.00%, 6/1/31(PIK)		195,000	216,843
Carvana Co. 144A company guaranty sr. sub. notes 9.00%, 12/1/28(PIK)		300,796	310,096
IHO Verwaltungs, GmbH 144A sr. notes 7.75%, 11/15/30 (Germany)		255,000	251,509
IHO Verwaltungs, GmbH 144A sr. sub. notes 8.00%, 11/15/32 (Germany)		230,000	224,434

			1,002,882
Broadcasting (1.8%)
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)		690,000	710,341
Gray Media, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 11/15/31		140,000	87,574
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28		240,000	224,978
Sinclair Television Group, Inc. 144A sr. notes 8.125%, 2/15/33		895,000	883,749
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		350,000	300,297
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		380,000	354,866

			2,561,805
Building materials (2.8%)
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		165,000	157,922
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		295,000	270,812
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)		220,000	207,097
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28		350,000	288,754
EMRLD Borrower LP/Emerald Co-Issuer, Inc. company guaranty sr. bonds Ser. REGS, 6.375%, 12/15/30	EUR	110,000	122,601
Foundation Building Materials, Inc. 144A company guaranty sr. unsec. notes 6.00%, 3/1/29		$425,000	347,401
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		320,000	272,889
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32		385,000	381,825
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		495,000	446,165
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	100,000	105,281
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		$35,000	30,460
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		630,000	581,817
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		685,000	658,174

			3,871,198
Capital goods (8.4%)
Adient Global Holdings, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 2/15/33 (Ireland)		125,000	117,155
Adient Global Holdings, Ltd. 144A company guaranty sr. unsec. unsub. notes 8.25%, 4/15/31 (Ireland)		560,000	543,265
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC sr. unsec. notes Ser. REGS, 3.00%, 9/1/29	EUR	100,000	90,797
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29		$280,000	238,806
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A sr. unsec. notes 5.25%, 8/15/27 (Ireland)		295,000	136,557
Axon Enterprise, Inc. 144A sr. unsec. notes 6.25%, 3/15/33		210,000	212,685
Axon Enterprise, Inc. 144A sr. unsec. notes 6.125%, 3/15/30		270,000	273,166
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		540,000	567,716
Boeing Co. (The) sr. unsec. bonds 5.705%, 5/1/40		150,000	145,904
Boeing Co. (The) sr. unsec. notes 3.20%, 3/1/29		160,000	150,291
Boeing Co. (The) sr. unsec. unsub. notes 6.388%, 5/1/31		315,000	335,840
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		69,000	69,305
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 2/1/29 (Canada)		175,000	179,623
Bombardier, Inc. 144A sr. unsec. notes 7.25%, 7/1/31 (Canada)		130,000	130,605
Bombardier, Inc. 144A sr. unsec. notes 7.00%, 6/1/32 (Canada)		105,000	104,677
Bombardier, Inc. 144A sr. unsec. unsub. notes 8.75%, 11/15/30 (Canada)		260,000	274,443
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		335,000	347,863
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		130,000	138,879
Clarios Global LP 144A sr. notes 6.75%, 5/15/28		215,000	218,188
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31		275,000	278,235
Dornoch Debt Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 10/15/29		390,000	297,049
Efesto Bidco SpA/Efesto US, LLC 144A sr. notes Ser. XR, 7.50%, 2/15/32 (Italy)		540,000	527,226
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		240,000	231,160
GFL Environmental, Inc. 144A sr. notes 6.75%, 1/15/31 (Canada)		115,000	118,687
Graham Packaging Co., Inc. 144A company guaranty sr. unsec. sub. notes 7.125%, 8/15/28		385,000	376,326
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		540,000	510,654
Manitowoc Co., Inc. (The) 144A company guaranty notes 9.25%, 10/1/31		265,000	272,735
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		235,000	235,496
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		115,000	117,593
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		395,000	413,879
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		490,000	473,448
Spirit AeroSystems, Inc. company guaranty sr. unsec. unsub. notes 4.60%, 6/15/28		275,000	264,020
Spirit AeroSystems, Inc. 144A company guaranty sr. notes 9.75%, 11/15/30		550,000	607,802
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		115,000	122,823
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		235,000	224,479
Terex Corp. 144A sr. unsec. notes 6.25%, 10/15/32		280,000	271,920
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		470,000	446,824
TransDigm, Inc. 144A company guaranty sr. notes 7.125%, 12/1/31		70,000	72,106
TransDigm, Inc. 144A company guaranty sr. notes 6.00%, perpetual maturity		440,000	433,568
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		290,000	296,625
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32		60,000	60,840
Waste Pro USA, Inc. 144A sr. unsec. notes 7.00%, 2/1/33		170,000	170,999
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.625%, 3/15/32		410,000	416,425
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.375%, 3/15/29		90,000	91,157
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 3/15/33		165,000	165,972

			11,773,813
Chemicals (3.0%)
Avient Corp. 144A sr. unsec. notes 6.25%, 11/1/31		150,000	148,716
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		275,000	280,724
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		440,000	402,749
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.629%, 7/15/32 (Germany)		440,000	452,158
Cerdia Finanz GmbH 144A sr. notes 9.375%, 10/3/31 (Germany)		335,000	343,579
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		320,000	288,270
Olympus Water US Holding Corp. sr. notes Ser. REGS, 3.875%, 10/1/28	EUR	155,000	160,299
Olympus Water US Holding Corp. 144A sr. notes 9.75%, 11/15/28		$220,000	228,682
Rain Carbon, Inc. 144A sr. notes 12.25%, 9/1/29		325,000	345,652
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		395,000	376,063
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		305,000	293,357
SCIL IV, LLC/SCIL USA Holdings, LLC 144A sr. notes 5.375%, 11/1/26		240,000	236,311
Vibrantz Technologies, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		520,000	424,383
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		235,000	202,577

			4,183,520
Coal (0.1%)
Coronado Finance Pty, Ltd. 144A company guaranty sr. sub. notes 9.25%, 10/1/29 (Australia)		125,000	115,895

			115,895
Commercial and consumer services (2.1%)
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31		480,000	486,514
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. unsec. notes 6.00%, 6/1/29		340,000	312,727
Boost Newco Borrower, LLC 144A sr. notes 7.50%, 1/15/31		365,000	380,215
Iron Mountain, Inc. 144A company guaranty sr. unsec. sub. notes 6.25%, 1/15/33		745,000	738,352
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty notes 6.25%, 1/15/28		450,000	450,684
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		475,000	466,905
Veritiv Operating Co. 144A company guaranty sr. notes 10.50%, 11/30/30		155,000	164,312

			2,999,709
Communication services (6.3%)
Altice Financing SA 144A company guaranty sr. notes 5.00%, 1/15/28 (Luxembourg)		205,000	154,103
Altice France SA 144A company guaranty sr. notes 5.50%, 10/15/29 (France)		205,000	162,729
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		400,000	320,144
Altice France SA 144A company guaranty sr. notes 5.125%, 7/15/29 (France)		280,000	219,731
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		675,000	653,710
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		1,010,000	937,665
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		875,000	777,954
Connect Finco SARL/Connect US Finco, LLC 144A sr. notes 9.00%, 9/15/29 (Luxembourg)		710,000	648,215
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 11.75%, 1/31/29		755,000	732,703
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		680,000	580,805
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 10.00%, 2/15/31		310,000	297,926
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		155,000	150,347
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		165,000	151,770
EchoStar Corp. company guaranty sr. sub. notes Ser. ., 10.75%, 11/30/29		385,000	404,886
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30		295,000	310,994
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 5.875%, 10/15/27		260,000	259,927
Iliad Holding SASU 144A sr. notes 7.00%, 4/15/32 (France)		295,000	295,759
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30		395,000	425,215
Virgin Media Finance PLC 144A sr. unsec. bonds 5.00%, 7/15/30 (United Kingdom)		475,000	407,973
Virgin Media Secured Finance PLC 144A company guaranty sr. sub. notes 4.50%, 8/15/30 (United Kingdom)		245,000	215,823
VZ Secured Financing BV 144A sr. notes 5.00%, 1/15/32 (Netherlands)		240,000	208,820
Zegona Finance PLC 144A sr. notes 8.625%, 7/15/29 (United Kingdom)		515,000	546,469

			8,863,668
Construction (1.7%)
Arcosa, Inc. 144A company guaranty sr. unsec. notes 6.875%, 8/15/32		165,000	167,417
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		255,000	256,890
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		135,000	135,499
Builders FirstSource, Inc. 144A sr. unsec. bonds 6.375%, 3/1/34		195,000	193,744
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		230,000	182,110
Quikrete Holdings, Inc. 144A sr. notes 6.375%, 3/1/32		265,000	266,899
Quikrete Holdings, Inc. 144A sr. unsec. notes 6.75%, 3/1/33		135,000	134,509
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		350,000	362,977
Smyrna Ready Mix Concrete, LLC 144A sr. notes 6.00%, 11/1/28		225,000	218,547
Standard Building Solutions, Inc./NY 144A sr. unsec. notes 6.50%, 8/15/32		435,000	435,373

			2,353,965
Consumer staples (4.7%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		400,000	362,348
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 6.125%, 6/15/29 (Canada)		145,000	146,057
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		435,000	427,398
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		330,000	308,977
Chobani Holdco, LLC 144A sr. unsec. notes 8.75%, 10/1/29(PIK)		135,000	147,077
Chobani, LLC/Chobani Finance Corp., Inc. 144A sr. unsec. notes 7.625%, 7/1/29		380,000	390,903
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 6.625%, 7/15/30		245,000	251,119
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 4.75%, 1/15/29		310,000	300,364
Energizer Gamma Acquisition BV company guaranty sr. unsec. notes Ser. REGS, 3.50%, 6/30/29	EUR	280,000	282,494
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 4.375%, 3/31/29		$160,000	149,156
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28		340,000	352,673
EquipmentShare.com, Inc. 144A notes 8.625%, 5/15/32		245,000	252,845
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		515,000	445,803
Gates Corp./DE 144A company guaranty sr. unsec. notes 6.875%, 7/1/29		50,000	50,929
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 6.625%, 6/15/29		205,000	205,854
Opal Bidco SAS 144A sr. notes 6.50%, 3/31/32 (France)		885,000	885,000
United Rentals North America, Inc. 144A company guaranty sr. unsec. notes 6.125%, 3/15/34		305,000	305,572
US Foods, Inc. 144A company guaranty sr. unsec. notes 7.25%, 1/15/32		120,000	124,889
US Foods, Inc. 144A sr. unsec. notes 5.75%, 4/15/33		280,000	273,088
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29		180,000	170,951
Wayfair, LLC 144A company guaranty sr. sub. notes 7.75%, 9/15/30		370,000	358,139
Wayfair, LLC 144A company guaranty sr. sub. notes 7.25%, 10/31/29		375,000	360,039

			6,551,675
Energy (oil field) (0.9%)
Aris Water Holdings, LLC 144A company guaranty sr. unsec. sub. notes 7.25%, 4/1/30		415,000	420,026
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 8.875%, 8/15/31		580,000	504,186
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27		280,000	276,469

			1,200,681
Entertainment (2.6%)
Churchill Downs, Inc. 144A company guaranty sr. unsec. notes 6.75%, 5/1/31		60,000	60,548
Churchill Downs, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		315,000	308,371
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		330,000	320,528
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		160,000	161,730
NCL Corp., Ltd. 144A company guaranty sr. notes 8.125%, 1/15/29		150,000	157,883
NCL Corp., Ltd. 144A sr. unsec. notes 6.75%, 2/1/32		255,000	252,067
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		215,000	224,211
Pinewood Finco PLC 144A notes 6.00%, 3/27/30 (United Kingdom)	GBP	310,000	395,598
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32		$75,000	75,731
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.00%, 2/1/33		620,000	620,094
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.625%, 9/30/31		270,000	265,311
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		210,000	210,142
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26		75,000	73,908
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		425,000	426,903
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 6.625%, 5/1/32		165,000	166,500

			3,719,525
Financials (9.6%)
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. notes 7.50%, 11/6/30		435,000	442,854
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. unsec. notes 8.50%, 6/15/29		435,000	453,501
AerCap Ireland Capital DAC/AerCap Global Aviation Trust jr. sub. bonds 6.95%, 3/10/55 (Ireland)		175,000	179,185
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 7.00%, 1/15/31		560,000	562,161
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 7.375%, 10/1/32		130,000	130,733
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 5.875%, 11/1/29		530,000	512,772
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		370,000	412,490
Apollo Commercial Real Estate Finance, Inc. 144A company guaranty sr. notes 4.625%, 6/15/29		405,000	367,661
Aretec Group, Inc. 144A company guaranty sr. sub. notes 10.00%, 8/15/30		130,000	139,730
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		150,000	164,578
Encore Capital Group, Inc. 144A company guaranty sr. notes 9.25%, 4/1/29		205,000	214,957
Encore Capital Group, Inc. 144A company guaranty sr. notes 8.50%, 5/15/30		610,000	629,588
Freedom Mortgage Corp. 144A sr. unsec. notes 12.25%, 10/1/30		320,000	352,855
Freedom Mortgage Holdings, LLC 144A sr. unsec. notes 8.375%, 4/1/32		595,000	581,877
GGAM Finance, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 2/15/27 (Ireland)		130,000	133,296
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30		340,000	350,430
Jane Street Group/JSG Finance, Inc. 144A sr. notes 6.125%, 11/1/32		905,000	891,138
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29		470,000	500,630
Jones Deslauriers Insurance Management, Inc. 144A sr. notes 8.50%, 3/15/30 (Canada)		170,000	178,704
Jones Deslauriers Insurance Management, Inc. 144A sr. unsec. notes 10.50%, 12/15/30 (Canada)		380,000	407,297
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		285,000	277,776
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.50%, 3/26/31 (United Kingdom)		70,000	72,955
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.40%, 3/26/29 (United Kingdom)		45,000	46,565
MPT Operating Partnership LP/MPT Finance Corp. 144A company guaranty sr. notes 8.50%, 2/15/32		845,000	861,439
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 7.125%, 2/1/32		380,000	395,063
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		665,000	665,378
OneMain Finance Corp. company guaranty sr. unsec. notes 7.50%, 5/15/31		355,000	361,514
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 11/15/31		355,000	357,412
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		185,000	176,148
PHH Escrow Issuer, LLC/PHH Corp. 144A sr. unsec. notes 9.875%, 11/1/29		820,000	792,136
PRA Group, Inc. 144A company guaranty sr. unsec. notes 8.875%, 1/31/30		875,000	913,608
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 7.25%, 7/15/28		110,000	112,717
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32		415,000	414,586
Societe Generale SA 144A jr. unsec. sub. FRN 4.75%, perpetual maturity (France)		255,000	247,723
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)		260,000	228,530
XHR LP 144A company guaranty sr. unsec. notes 6.625%, 5/15/30		125,000	122,874

			13,652,861
Forest products and packaging (2.3%)
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		575,000	544,348
Clydesdale Acquisition Holdings, Inc. 144A company guaranty sr. notes 6.75%, 4/15/32		425,000	428,284
Graphic Packaging International, LLC company guaranty sr. unsec. unsub. notes Ser. REGS, 2.625%, 2/1/29	EUR	215,000	218,638
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. LLC Co-Issuer 144A sr. notes 6.00%, 9/15/28 (Canada)		$820,000	798,569
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		465,000	439,203
Mauser Packaging Solutions Holding Co. 144A sr. bonds 7.875%, 4/15/27		350,000	343,438
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		275,000	236,043
Mercer International, Inc. 144A sr. unsec. notes 12.875%, 10/1/28 (Canada)		220,000	233,057

			3,241,580
Gaming and lottery (3.7%)
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		545,000	503,076
Caesars Entertainment, Inc. 144A company guaranty sr. notes 6.50%, 2/15/32		65,000	64,837
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		520,000	527,448
Caesars Entertainment, Inc. 144A sr. unsec. notes 6.00%, 10/15/32		180,000	168,250
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		635,000	584,157
Great Canadian Gaming Corp. 144A sr. notes 8.75%, 11/15/29 (Canada)		420,000	422,398
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.50%, 9/1/31		70,000	71,764
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		540,000	547,828
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		290,000	287,795
Penn Entertainment, Inc. 144A sr. unsec. notes 4.125%, 7/1/29		100,000	88,901
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		360,000	339,884
Station Casinos, LLC 144A company guaranty sr. unsec. sub. notes 6.625%, 3/15/32		250,000	248,174
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		320,000	287,797
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. bonds 5.125%, 10/1/29		435,000	417,742
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		565,000	585,049

			5,145,100
Health care (7.6%)
1261229 BC, Ltd. 144A sr. notes 10.00%, 4/15/32 (Canada)		205,000	203,965
AthenaHealth Group, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		440,000	413,110
Bausch & Lomb Escrow Corp. 144A sr. notes 8.375%, 10/1/28 (Canada)		235,000	244,106
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		225,000	228,291
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 10.875%, 1/15/32		510,000	503,075
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		380,000	363,174
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		240,000	159,126
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		855,000	706,426
Concentra Escrow Issuer Corp. 144A sr. unsec. notes 6.875%, 7/15/32		335,000	341,283
CVS Health Corp. jr. unsec. sub. bonds 7.00%, 3/10/55		295,000	298,065
CVS Health Corp. jr. unsec. sub. bonds 6.75%, 12/10/54		180,000	179,657
DaVita Inc. 144A company guaranty sr. unsec. notes 6.875%, 9/1/32		890,000	895,700
Endo Finance Holdings, Inc. 144A sr. notes 8.50%, 4/15/31		185,000	193,099
Grifols SA company guaranty sr. unsec. notes 3.875%, 10/15/28 (Spain)	EUR	965,000	962,079
Insulet Corp. 144A sr. unsec. notes 6.50%, 4/1/33		$120,000	122,059
Kedrion SpA 144A company guaranty sr. notes 6.50%, 9/1/29 (Italy)		1,000,000	948,996
Medline Borrower LP 144A sr. notes 3.875%, 4/1/29		395,000	369,490
Medline Borrower LP 144A sr. unsec. notes 5.25%, 10/1/29		90,000	86,424
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27		370,000	364,857
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29		230,000	216,911
Tenet Healthcare Corp. company guaranty sr. unsec. notes 6.125%, 10/1/28		45,000	44,822
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30		935,000	931,846
Teva Pharmaceutical Finance Netherlands II BV company guaranty sr. unsec. unsub. notes 4.375%, 5/9/30 (Israel)	EUR	225,000	243,252
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		$525,000	538,886
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		270,000	301,261
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 7.875%, 9/15/29 (Israel)		200,000	215,373
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		580,000	567,198

			10,642,531
Homebuilding (1.1%)
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30		253,800	225,974
LGI Homes, Inc. 144A company guaranty sr. unsec. notes 8.75%, 12/15/28		460,000	479,689
Taylor Morrison Communities, Inc. 144A company guaranty sr. unsec. notes 5.875%, 6/15/27		140,000	140,021
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		290,000	278,951
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		155,000	154,770
Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 4.875%, 9/15/28		305,000	289,730

			1,569,135
Lodging/Tourism (1.2%)
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29		105,000	109,917
Carnival Corp. 144A company guaranty sr. unsec. sub. notes 6.125%, 2/15/33		200,000	197,238
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 6.00%, 5/1/29		150,000	149,043
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/15/30		250,000	249,182
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		395,000	395,495
Viking Cruises, Ltd. 144A sr. unsec. notes 9.125%, 7/15/31		395,000	422,257
Viking Cruises, Ltd. 144A sr. unsec. notes 7.00%, 2/15/29		160,000	160,641

			1,683,773
Metals (3.9%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		525,000	573,447
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30		335,000	345,561
ATI, Inc. sr. unsec. notes 5.125%, 10/1/31		240,000	225,734
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		90,000	85,792
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		435,000	432,339
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		256,000	256,561
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/1/33		350,000	336,206
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.00%, 3/15/32		320,000	307,462
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		165,000	149,484
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30		130,000	121,794
Constellium SE company guaranty sr. unsec. unsub. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	150,000	151,922
Constellium SE 144A company guaranty sr. unsec. unsub. notes 6.375%, 8/15/32 (France)		$415,000	405,650
FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6.125%, 4/15/32 (Australia)		540,000	533,083
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		375,000	373,411
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		240,000	208,883
Novelis Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/30/30		300,000	304,488
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		140,000	130,667
TMS International Corp./DE 144A sr. unsec. notes 6.25%, 4/15/29		370,000	344,880
United States Steel Corp. sr. unsec. sub. bonds 6.65%, 6/1/37		175,000	172,129

			5,459,493
Oil and gas (9.5%)
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.75%, 3/15/33		505,000	502,812
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28		305,000	315,137
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		345,000	354,727
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		635,000	645,974
Encino Acquisition Partners Holdings, LLC 144A sr. unsec. notes 8.75%, 5/1/31		285,000	303,047
Expand Energy Corp. company guaranty sr. unsec. bonds 4.75%, 2/1/32		85,000	80,474
Harbour Energy PLC 144A company guaranty sr. unsec. notes 5.50%, 10/15/26 (United Kingdom)		440,000	440,581
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30		335,000	328,334
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		345,000	339,938
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 6.50%, 6/1/29		180,000	183,734
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.875%, 3/1/28		225,000	226,193
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		740,000	732,829
Kraken Oil & Gas Partners, LLC 144A sr. unsec. notes 7.625%, 8/15/29		570,000	557,081
Matador Resources Co. 144A company guaranty sr. unsec. notes 6.25%, 4/15/33		580,000	567,199
Matador Resources Co. 144A sr. unsec. notes 6.50%, 4/15/32		455,000	451,291
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		890,000	881,215
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		147,000	147,234
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		230,000	224,920
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		510,000	479,416
Seadrill Finance, Ltd. 144A company guaranty notes 8.375%, 8/1/30 (Bermuda)		555,000	555,145
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 144A sr. unsec. notes 7.875%, 11/1/28		505,000	520,126
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		90,000	90,040
SM Energy Co. 144A sr. unsec. notes 7.00%, 8/1/32		370,000	363,485
Sunoco LP 144A sr. unsec. notes 6.25%, 7/1/33		420,000	420,730
Transocean Aquila, Ltd. 144A company guaranty sr. notes 8.00%, 9/30/28		77,462	79,059
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		123,375	122,710
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)		316,667	323,720
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 6.80%, 3/15/38		485,000	372,197
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30		100,000	103,922
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30		65,000	66,016
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29		130,000	120,437
Venture Global LNG, Inc. 144A jr. unsec. sub. bonds 9.00%, 9/30/54		400,000	379,912
Venture Global LNG, Inc. 144A sr. notes 9.875%, 2/1/32		315,000	334,754
Venture Global LNG, Inc. 144A sr. notes 9.50%, 2/1/29		340,000	364,798
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31		480,000	487,155
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28		170,000	173,818
Viper Energy, Inc. 144A sr. unsec. sub. notes 7.375%, 11/1/31		585,000	612,400
Viper Energy, Inc. 144A sr. unsec. sub. notes 5.375%, 11/1/27		50,000	49,573

			13,302,133
Publishing (1.5%)
McGraw-Hill Education, Inc. 144A sr. notes 7.375%, 9/1/31		465,000	468,035
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		485,000	477,557
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		455,000	429,353
RR Donnelley & Sons Co. 144A sr. notes 9.50%, 8/1/29		760,000	753,552

			2,128,497
Retail (1.6%)
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35		675,000	684,497
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.25%, 3/15/29		240,000	223,350
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)		860,000	871,785
PetSmart, Inc./PetSmart Finance Corp. 144A company guaranty sr. unsec. notes 7.75%, 2/15/29		370,000	340,072
Specialty Building Products Holdings, LLC/ SBP Finance Corp. 144A sr. notes 7.75%, 10/15/29		180,000	166,453

			2,286,157
Technology (3.6%)
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29		220,000	219,571
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29		375,000	364,802
CommScope, LLC 144A company guaranty sr. unsec. notes 7.125%, 7/1/28		750,000	664,396
Fortress Intermediate 3, Inc. 144A sr. notes 7.50%, 6/1/31		315,000	317,944
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		245,000	226,188
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		225,000	213,861
McAfee Corp. 144A sr. unsec. notes 7.375%, 2/15/30		950,000	841,630
ON Semiconductor Corp. 144A company guaranty sr. unsec. notes 3.875%, 9/1/28		80,000	74,976
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		345,000	325,589
Seagate HDD Cayman company guaranty sr. unsec. notes 3.125%, 7/15/29 (Cayman Islands)		140,000	125,882
Snap, Inc. 144A company guaranty sr. unsec. notes 6.875%, 3/1/33		925,000	925,765
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		565,000	521,229
UKG, Inc. 144A sr. notes 6.875%, 2/1/31		295,000	299,476

			5,121,309
Textiles (0.7%)
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity		545,000	574,875
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		480,000	422,860

			997,735
Transportation (1.0%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		325,000	318,296
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		135,417	135,149
OneSky Flight, LLC 144A sr. unsec. notes 8.875%, 12/15/29		330,000	333,841
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		130,000	123,115
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 7.125%, 8/1/32		505,000	508,284

			1,418,685
Utilities and power (2.9%)
California Buyer, Ltd./Atlantica Sustainable Infrastructure PLC 144A sr. unsec. notes 6.375%, 2/15/32 (United Kingdom)		405,000	393,159
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		310,000	296,213
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)		200,000	225,441
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		630,000	623,870
NRG Energy, Inc. 144A company guaranty sr. notes 7.00%, 3/15/33		110,000	118,677
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 6.25%, 11/1/34		390,000	384,263
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity		345,000	380,906
PG&E Corp. jr. unsec. sub. bonds 7.375%, 3/15/55		230,000	226,631
PG&E Corp. sr. sub. notes 5.25%, 7/1/30		95,000	91,301
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51		150,000	154,438
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity		290,000	293,900
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		135,000	130,745
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 6.875%, 4/15/32		240,000	244,822
Vistra Operations Co., LLC 144A sr. unsec. notes 7.75%, 10/15/31		485,000	508,345

			4,072,711

Total corporate bonds and notes (cost $121,751,089)			$121,064,536

SENIOR LOANS (7.2%)(a)(c)
	Principal amount	Value
Basic materials (1.5%)
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 8.175%, 11/23/27	$302,204	$280,634
Herens US Holdco Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.93%), 8.324%, 4/30/28	153,072	141,400
Hexion Holdings Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 7.44%), 11.862%, 3/15/30	285,882	273,375
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 9.227%, 2/4/26	228,543	208,926
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 7.553%, 4/3/28	277,430	277,198
Nouryon USA, LLC bank term loan FRN Ser. B2, (CME Term SOFR 3 Month + 3.25%), 7.554%, 4/3/28	133,318	133,569
Treasure Holdco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 8.563%, 10/10/31	369,075	368,383
Vibrantz Technologies, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 8.689%, 4/23/29	296,601	262,306
W.R. Grace Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 7.549%, 9/22/28	69,107	68,546

		2,014,337
Capital goods (1.0%)
Clarios Global LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.075%, 1/14/32	209,713	206,916
DexKo Global, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.75%), 8.189%, 10/4/28	368,354	344,128
Filtration Group Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 7.325%, 12/26/28	420,027	420,193
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 6.762%, 6/15/28	102,577	101,570
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 7.737%, 4/15/30	346,382	345,885

		1,418,692
Communication services (0.4%)
Connect Finco SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 8.825%, 9/13/29	222,750	196,890
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 9.802%, 8/2/29	427,759	422,305

		619,195
Consumer cyclicals (1.4%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 8.439%, 8/21/28	93,433	92,977
EMRLD Borrower LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 6.799%, 6/18/31	64,675	64,161
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 7.825%, 1/27/29	351,140	346,242
Foundation Building Materials, Inc. bank term loan FRN Ser. B2, (CME Term SOFR 1 Month + 4.00%), 8.552%, 1/27/31	377,143	345,165
Great Canadian Gaming Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.75%), 9.053%, 11/1/29	220,067	217,386
LBM Acquisition, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.175%, 5/30/31	173,242	160,422
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.175%, 1/29/28	211,727	208,859
Scientific Games Holdings LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.296%, 4/4/29	183,609	182,767
White Cap Buyer, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.575%, 10/19/29	377,604	367,018

		1,984,997
Consumer staples (0.5%)
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 10.175%, 11/18/29	108,146	107,983
IRB Holding Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 6.825%, 3/10/28	231,699	230,511
Verde Purchaser, LLC bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.299%, 12/2/30	115,874	115,399
VM Consolidated, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.575%, 3/27/28	271,625	272,372

		726,265
Financials (0.2%)
Apollo Commercial Real Estate Finance, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 7.939%, 3/11/28	234,390	234,097

		234,097
Health care (0.8%)
Arsenal AIC Parent, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 6.25%), 10.572%, 9/25/30 (Canada)	220,000	212,025
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.672%, 5/5/27	345,872	345,091
Endo Finance Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.325%, 4/23/31	408,945	405,980
Medline Borrower LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.575%, 10/23/28	197,890	197,739

		1,160,835
Technology (1.0%)
Cloud Software Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 7.799%, 3/29/29	274,403	272,220
Fortress Intermediate 3, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.075%, 5/8/31	253,725	253,568
Idera, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 7.791%, 3/2/28	287,825	267,542
Rocket Software, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 8.575%, 10/5/28	282,150	281,799
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.30%, 1/31/31	309,851	309,543

		1,384,672
Transportation (0.4%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 6.507%, 6/4/29	183,150	180,792
American Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 2.25%), 6.543%, 4/20/28 (Cayman Islands)	198,611	196,578
United Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.00%), 6.297%, 2/24/31	253,395	253,168

		630,538

Total senior loans (cost $10,358,297)		$10,173,628

CONVERTIBLE BONDS AND NOTES (1.9%)(a)
	Principal amount	Value
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	$274,000	$255,300
Chefs' Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28	200,000	278,397
Guidewire Software, Inc. 144A cv. sr. unsec. notes 1.25%, 11/1/29	366,000	382,104
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29	195,000	271,440
Nabors Industries, Inc. company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	155,000	104,393
Post Holdings, Inc. company guaranty cv. sr. unsec. unsub. notes 2.50%, 8/15/27	243,000	290,264
Seagate HDD Cayman company guaranty cv. sr. unsec. notes 3.50%, 6/1/28 (Cayman Islands)	260,000	313,528
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	280,000	259,175
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 2.75%, 5/15/28(R)	208,000	339,560
Wrangler Holdco Corp. 144A company guaranty cv. sr. notes unsec. sub. 6.625%, 4/1/32	155,000	157,969

Total convertible bonds and notes (cost $2,415,818)		$2,652,130

CONVERTIBLE PREFERRED STOCKS (1.2%)(a)
	Shares	Value
Apollo Global Management, Inc. $3.38 cv. pfd.	3,581	$261,735
Boeing Co. (The) $3.00 cv. pfd.	8,265	494,495
Chart Industries, Inc. $3.38 cv. pfd.	5,389	295,156
Hewlett Packard Enterprise Co. $3.81 cv. pfd.	3,018	144,079
NextEra Energy, Inc. $3.81 cv. pfd.	7,375	352,599
PG&E Corp. $3.00 cv. pfd.	4,512	201,867

Total convertible preferred stocks (cost $1,608,633)		$1,749,931

COMMON STOCKS (0.5%)(a)
	Shares	Value
GFL Environmental, Inc. (Canada)	4,430	$214,013
Viking Holdings, Ltd. (Bermuda)(NON)	11,800	469,050

Total common stocks (cost $426,906)		$683,063

SHORT-TERM INVESTMENTS (3.4%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 4.53%(AFF)	4,798,828	$4,798,828

Total short-term investments (cost $4,798,828)		$4,798,828
TOTAL INVESTMENTS

Total investments (cost $141,359,571)		$141,122,116

	FORWARD CURRENCY CONTRACTS at 3/31/25 (aggregate face value $2,763,699) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Euro	Sell	6/18/25	$289,955	$287,471	$(2,484)
	Barclays Bank PLC
		Euro	Sell	6/18/25	196,778	195,124	(1,654)
	Goldman Sachs International
		Euro	Sell	6/18/25	95,132	94,340	(792)
	JPMorgan Chase Bank N.A.
		Euro	Sell	6/18/25	140,416	139,191	(1,225)
	Morgan Stanley & Co. International PLC
		British Pound	Sell	6/18/25	129,424	128,678	(746)
		Euro	Sell	6/18/25	289,304	287,328	(1,976)
	State Street Bank and Trust Co.
		British Pound	Sell	6/18/25	271,248	269,212	(2,036)
		Euro	Sell	6/18/25	1,373,971	1,362,355	(11,616)

	Unrealized appreciation						—

	Unrealized (depreciation)						(22,529)

	Total						$(22,529)
*	The exchange currency for all contracts listed is the United States Dollar.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/25 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation
	CDX NA HY Series 44 Index	B+/P	$(133,200)	$2,762,000	$142,795	6/20/30	500 bp — Quarterly	$9,595

	Total		$(133,200)					$9,595
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2025. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2025 through March 31, 2025 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
Putnam VT High Yield Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company.

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $140,630,948.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/25
Short-term investments
	Putnam Short Term Investment Fund Class P‡	$4,598,400	$13,382,861	$13,182,433	$65,453	$4,798,828

	Total Short-term investments	$4,598,400	$13,382,861	$13,182,433	$65,453	$4,798,828
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Franklin Advisers. There were no realized or unrealized gains or losses during the period.
At the close of the reporting period, the fund has deposited cash valued at $215,758 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(R)	Real Estate Investment Trust.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price”, and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $22,529 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$214,013	$—	$—
Consumer cyclicals	469,050	—	—

Total common stocks	683,063	—	—
Convertible bonds and notes	—	2,652,130	—
Convertible preferred stocks	1,749,931	—	—
Corporate bonds and notes	—	121,064,536	—
Senior loans	—	10,173,628	—
Short-term investments	—	4,798,828	—

Totals by level	$2,432,994	$138,689,122	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(22,529)	$—
Credit default contracts	—	142,795	—

Totals by level	$—	$120,266	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com